Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 13, 2015
Registrant Name	dei_EntityRegistrantName	Equinox Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001498272
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	eqft
Document Creation Date	dei_DocumentCreationDate	Nov. 13, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 13, 2015
Prospectus Date	rr_ProspectusDate	Nov. 13, 2015
Equinox Systematica Macro Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Equinox Systematica Macro Fund (formerly, Equinox BlueCrest Systematic Macro Fund)
Supplement [Text Block]	eqft_SupplementTextBlock

Supplement dated November 13, 2015 ("Supplement") to the Prospectus of the Equinox Systematica Macro Fund (formerly, Equinox BlueCrest Systematic Macro Fund) dated July 29, 2015

Name Change of Equinox BlueCrest Systematic Macro Fund to Equinox Systematica Macro Fund

The Board of Trustees of the Trust approved, effective November 13, 2015, the name change of the Equinox BlueCrest Systematic Macro Fund to the Equinox Systematica Macro Fund. Accordingly, effective November 13, 2015, all references to Equinox BlueCrest Systematic Macro Fund are replaced with Equinox Systematica Macro Fund.